Information on Regulatory Capital and Capital Adequacy Ratios - Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III (Details) - CLP ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Total Assets, Risk-Weighted Assets and Components of the Effective Equity According To Basel III [Abstract]
Total assets as per the statement of financial position	$ 54,100,903	$ 52,095,441
Non-consolidated investment in subsidiaries
Assets discounted from regulatory capital, other than item 2	2,069,627	2,544,175
Derivative credit equivalents	1,070,598	1,056,941
Contingent loans	3,110,749	3,104,187
Assets generated by the intermediation of financial instruments
Total assets for regulatory purposes	56,212,623	53,712,394
Credit risk weighted assets, estimated according to the standard methodology (CRWA)	33,093,851	32,704,910
Credit risk weighted assets, estimated according to internal methodologies (CRWA)
Market risk weighted assets (MRWA)	1,712,039	1,309,590
Operational risk weighted assets (ORWA)	4,112,856	4,339,979
Risk-weighted assets (RWA)	38,918,746	38,354,479
Risk-weighted assets, after application of the output floor (RWA)	38,918,746	38,354,479
Owner's equity	5,799,534	5,622,999
Non-controlling interest	1	2
Goodwill
Excess minority investments
Core Tier 1 Capital (CET1)	5,799,535	5,623,001
Additional deductions to core tier 1 capital, other than item 2	155,410	111,087
Core Tier 1 Capital (CET1)	5,644,125	5,511,914
Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)
Subordinated bonds imputed as additional tier 1 capital (AT1)
Preferred shares allocated to additional tier 1 capital (AT1)
Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)
Discounts applied to AT1
Additional Tier 1 Capital (AT1)
Tier 1 Capital	5,644,125	5,511,914
Voluntary provisions (additional) imputed as Tier 2 capital (T2)	413,673	408,811
Subordinated bonds imputed as Tier 2 capital (T2)	1,057,377	1,034,567
Equivalent tier 2 capital (T2)	1,471,050	1,443,378
Discounts applied to T2
Tier 2 capital (T2)	1,471,050	1,443,378
Effective equity	7,115,175	6,955,292
Additional basic capital required for the constitution of the conservation buffer	972,969	958,862
Additional basic capital required to set up the countercyclical buffer	194,594	191,772
Additional basic capital required for banks qualified as systemic	486,484	359,573
Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	$ 37,946	$ 35,957